Other Reserves (Tables)	12 Months Ended
Jun. 30, 2020
Other reserves [abstract]
Schedule of other reserves

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 30 June 2017[1]		2,923,721	36,282	2,960,003
Currency translation differences		-	(79,599)	(79,599)
Other comprehensive income		-	(79,599)	(79,599)
Transactions with owners in their capacity as owners
Options issued during the year		156,392	-	156,392
Expense of vested options		59,975	-	59,975
Options and warrants lapsed		(463)	-	(463)
At 30 June 2018[1]		3,139,625	(43,317)	3,096,308

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2018[1]		3,139,625	(43,317)	3,096,308
Currency translation differences		-	61,846	61,846
Other comprehensive income		-	61,846	61,846
Transactions with owners in their capacity as owners
Options and warrants issued/expensed[1]		1,453,900	-	1,453,900
Options and warrants exercised		(100)	-	(100)
Options and warrants lapsed		(311,635)	-	(311,635)
At 30 June 2019[1]		4,281,790	18,529	4,300,319

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2019[1]		4,281,790	18,529	4,300,319
Currency translation differences		-	102,938	102,938
Other comprehensive income		-	102,938	102,938
Transactions with owners in their capacity as owners
Share-based payment expenses	15(iv)	73,088	-	73,088
Options and warrants issued/expensed		(484,680)	-	(484,680)
Options and warrants lapsed		(2,251,320)	-	(2,251,320)
Re-valuation of options issued in prior period	15(iii)	(607,000)	-	(607,000)
At 30 June 2020		1,011,878	121,467	1,133,345

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

Schedule of movements in options and warrants

Details	Notes	Number of options	Total A$
Balance at 30 June 2017[1]		64,910,523	2,923,721
Lapse of unlisted options (2017-07-01)		(403,000)	(463)
Lapse of unlisted options (2017-11-01)		(62,500)	-
Issue of unlisted options at $0.468 pursuant to placement (2018-03-15)		7,897,647	-
Issue of unlisted options at $0.585 to broker for placement (2018-03-15)		526,510	156,392
Exercise of IMRNW warrants at $0.32 (2018-03-15)		(300,000)	-
Amortisation of share-based payments for options issued in prior periods		-	59,975
Balance at 1 July 2018[1]		72,569,180	3,139,625
Issue of ESOP unlisted options at $0.50 (2018-07-13)		1,300,000	204,100
Issue of ESOP unlisted options at $0.50 (2018-11-26)		2,000,000	164,400
Lapse of ESOP unlisted options at $0.50 (2018-10-01)		(1,050,000)	(98,385)
Issue of ESOP unlisted options at $0.50 (2019-02-11)		5,000,000	975,000
Lapse of unlisted options at $0.57 (2019-02-24)		(1,000,000)	(185,601)
Lapse of unlisted options at $1.892 (2019-02-28)		(15,380)	(1,173)
Lapse of unlisted options at $0.30 (2019-05-28)		(140,056)	(13,390)
Reclassify exercised options from reserves to share capital		-	(100)
Reclassify lapsed options from reserves to accumulated losses		-	(13,086)
Issue of representative warrants (2019-05-23)[1]		800,000	110,400
Balance at 30 June 2019[1]		79,463,744	4,281,790
Re-valuation of options issued in prior period (2019-11-06)	15(iii)	-	(607,000)
Issue of representative warrants (2019-07-16)		542,600	55,454
Lapse of unexercised options at $0.50 (2019-11-27)		(7,625,532)	(2,086,920)
Lapse of unexercised options at $0.55 (2019-11-30)		(25,289,894)	-
Lapse of unexercised options at $0.50 (2020-06-30)		(2,000,000)	(164,400)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-06-23)		(218,800)	(72)
Exercise of representative warrants (2020-06-15, 2020-06-22)		(2,065,000)	(540,062)
Balance at 30 June 2020		42,807,118	938,790

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.